SIGNIFICANT ACCOUNTING POLICIES - Liability for Future Policy Benefit (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Separate Accounts Disclosure [Abstract]
Gain (Loss) Recognized on Assets Transferred to Separate Account	$ 256	$ 196	$ (49)